Segment Information - Revenue by Product (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer
Operating revenues	$ 3,211	$ 3,196	$ 3,382	$ 3,345	$ 3,212	$ 3,118	$ 3,353	$ 3,430	$ 2,962	$ 6,399	$ 6,557	$ 13,135	$ 12,863	$ 10,371
Motor fuel sales
Revenue from External Customer
Operating revenues	2,701			2,815						5,342	5,477	11,047	10,758	8,443
Merchandise sales
Revenue from External Customer
Operating revenues	399			385						751	731	1,496	1,484	1,445
Other product revenues
Revenue from External Customer
Operating revenues	$ 111			$ 145						$ 306	$ 349	$ 592	$ 621	$ 483